AdvanceDesigns® Variable Annuity	Issued by:	Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001

Supplement Dated October 27, 2009,
To Prospectus Dated May 1, 2009

Important Information about
Direxion Evolution VP All-Cap Equity and
Direxion Evolution VP Managed Bond

This Supplement updates certain information in the Prospectus. Please read this Supplement carefully and retain it for future use.

The purpose of this Supplement is to advise you of the impending liquidation of the Direxion Evolution VP All-Cap Equity and Direxion Evolution VP Managed Bond funds (referred to herein as "the Funds"), which underlie Subaccounts. The Funds will be liquidated on or about December 23, 2009. Effective as of December 23, 2009, the Direxion Evolution VP All-Cap Equity Subaccount and Direxion Evolution Managed Bond Subaccount (referred to herein as "the Subaccounts") will no longer be available. Effective November 6, 2009, the Funds will no longer accept most new investments or more existing investments except through reinvestment of dividends.

As a result of the liquidation of the Funds, if you have allocated Contract Value to the Subaccount, you may want to consider transferring your Contract Value to one of the other available Subaccounts prior to December 23, 2009. If no such transfer is made by close of business on December 23, 2009, your Contract Value allocated to the Subaccounts will be reallocated to the SBL Money Market Subaccount. If you have selected one or both of the Subaccounts as part of a Dollar Cost Averaging, Asset Allocation or Rebalancing Program and you do not contact us to change your allocations, future transactions that would have been allocated to the Subaccounts will be allocated to the SBL Money Market Subaccount.

Effective November 6, 2009, no new Purchase Payments may be allocated to the Subaccounts and transfers of existing Contract Value may not be made into the Subaccounts. As noted above, this includes transfers pursuant to the Dollar Cost Averaging, Asset Allocation, or Rebalancing Programs.

Below is a summary of the Subaccounts available under the Contract. There can be no assurance that any of the Underlying Funds will achieve its objective. More detailed information is contained in the prospectuses of the Underlying Funds, including information on the risks associated with the investments and investment techniques.

More detailed information regarding the investment objectives, restrictions and risks, expenses paid by the Underlying Funds, and other relevant information may be found in the respective Underlying Fund prospectus. Prospectuses for the Underlying Funds should be read in conjunction with this Prospectus.

Underlying Fund	Share Class (if applicable)	Investment Objective	Investment Adviser
AIM V.I. Basic Value Fund	Series II	Long-term growth of capital	Invesco Aim Advisors, Inc.
11 Greenway Plaza, Suite 100
Houston, TX 77046-1179
(Investment Adviser)

AIM Funds Management Inc., 5140 Yonge Street, Suite 900, Toronto, Ontario, Canada M2N 6X7
(Sub-adviser)

Invesco Global Asset Management (N.A.), Inc., One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, GA 30309
(Sub-adviser)

Invesco Institutional (N.A.), Inc., One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, GA 30309
(Sub-adviser)

Invesco Senior Secured Management, Inc., 1166 Avenue of the Americas, New York, NY 10036
(Sub-adviser)

Invesco Hong Kong Limited, 32nd Floor, Three Pacific Place, 1 Queen's Road East, Hong Kong
(Sub-adviser)

Invesco Asset Management Limited, 30 Finsbury Square, London, EC2A 1AG, United Kingdom
(Sub-adviser)

Invesco Asset Management (Japan) Limited, 25th Floor, Shiroyama Trust Tower, 3-1, Toranomon 4-chome, Minato-ku, Tokyo 105-6025, Japan
(Sub-adviser)

Invesco Asset Management Deutschland GmbH, Bleichstrasse 60-62, Frankfurt, Germany 60313
(Sub-adviser)

Invesco Australia Limited, 333 Collins Street, Level 26, Melbourne Vic 3000, Australia
(Sub-adviser)
AIM V.I. Capital Development	Series II	Long-term growth of capital	Invesco Aim Advisors, Inc.
11 Greenway Plaza, Suite 100
Houston, TX 77046-1179
(Investment Adviser)

AIM Funds Management Inc., 5140 Yonge Street, Suite 900, Toronto, Ontario, Canada M2N 6X7
(Sub-adviser)

Invesco Global Asset Management (N.A.), Inc., One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, GA 30309
(Sub-adviser)

Invesco Institutional (N.A.), Inc., One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, GA 30309
(Sub-adviser)

Invesco Senior Secured Management, Inc., 1166 Avenue of the Americas, New York, NY 10036
(Sub-adviser)

Invesco Hong Kong Limited, 32nd Floor, Three Pacific Place, 1 Queen's Road East, Hong Kong
(Sub-adviser)

Invesco Asset Management Limited, 30 Finsbury Square, London, EC2A 1AG, United Kingdom
(Sub-adviser)

Invesco Asset Management (Japan) Limited, 25th Floor, Shiroyama Trust Tower, 3-1, Toranomon 4-chome, Minato-ku, Tokyo 105-6025, Japan
(Sub-adviser)

Invesco Asset Management Deutschland GmbH, Bleichstrasse 60-62, Frankfurt, Germany 60313
(Sub-adviser)

Invesco Australia Limited, 333 Collins Street, Level 26, Melbourne Vic 3000, Australia
(Sub-adviser)
AIM V.I. Global Health Care Fund	Series I	Capital growth	Invesco Aim Advisors, Inc.
11 Greenway Plaza, Suite 100
Houston, TX 77046-1182
(Investment Adviser)

AIM Funds Management Inc., 5140 Yonge Street, Suite 900, Toronto, Ontario, Canada M2N 6X7
(Sub-adviser)

Invesco Global Asset Management (N.A.), Inc., One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, GA 30309
(Sub-adviser)

Invesco Institutional (N.A.), Inc., One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, GA 30309
(Sub-adviser)

Invesco Senior Secured Management, Inc., 1166 Avenue of the Americas, New York, NY 10036
(Sub-adviser)

Invesco Hong Kong Limited, 32nd Floor, Three Pacific Place, 1 Queen's Road East, Hong Kong
(Sub-adviser)

Invesco Asset Management Limited, 30 Finsbury Square, London, EC2A 1AG, United Kingdom
(Sub-adviser)

Invesco Asset Management (Japan) Limited, 25th Floor, Shiroyama Trust Tower, 3-1, Toranomon 4-chome, Minato-ku, Tokyo 105-6025, Japan
(Sub-adviser)

Invesco Asset Management Deutschland GmbH, Bleichstrasse 60-62, Frankfurt, Germany 60313
(Sub-adviser)

Invesco Australia Limited, 333 Collins Street, Level 26, Melbourne Vic 3000, Australia
(Sub-adviser)
AIM V.I. Global Real Estate Fund	Series I	High total return through growth of capital and current income.	Invesco Aim Advisors, Inc.
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173
(Investment Advisor)

AIM Funds Management Inc., 5140 Yonge Street, Suite 900, Toronto, Ontario, Canada M2N 6X7
(Sub-adviser)

Invesco Global Asset Management (N.A.), Inc., One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, GA 30309
(Sub-adviser)

Invesco Institutional (N.A.), Inc., One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, GA 30309
(Sub-adviser)

Invesco Senior Secured Management, Inc., 1166 Avenue of the Americas, New York, NY 10036
(Sub-adviser)

Invesco Hong Kong Limited, 32nd Floor, Three Pacific Place, 1 Queen's Road East, Hong Kong
(Sub-adviser)

Invesco Asset Management Limited, 30 Finsbury Square, London, EC2A 1AG, United Kingdom
(Sub-adviser)

Invesco Asset Management (Japan) Limited, 25th Floor, Shiroyama Trust Tower, 3-1, Toranomon 4-chome, Minato-ku, Tokyo 105-6025, Japan
(Sub-adviser)

Invesco Asset Management Deutschland GmbH, Bleichstrasse 60-62, Frankfurt, Germany 60313
(Sub-adviser)

Invesco Australia Limited, 333 Collins Street, Level 26, Melbourne Vic 3000, Australia
(Sub-adviser)
AIM V.I. International Growth Fund	Series II	Long-term growth of capital	Invesco Aim Advisors, Inc.
11 Greenway Plaza, Suite 100
Houston, TX 77046-1183
(Investment Adviser)

AIM Funds Management Inc., 5140 Yonge Street, Suite 900, Toronto, Ontario, Canada M2N 6X7
(Sub-adviser)

Invesco Global Asset Management (N.A.), Inc., One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, GA 30309
(Sub-adviser)

Invesco Institutional (N.A.), Inc., One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, GA 30309
(Sub-adviser)

Invesco Senior Secured Management, Inc., 1166 Avenue of the Americas, New York, NY 10036
(Sub-adviser)

Invesco Hong Kong Limited, 32nd Floor, Three Pacific Place, 1 Queen's Road East, Hong Kong
(Sub-adviser)

Invesco Asset Management Limited, 30 Finsbury Square, London, EC2A 1AG, United Kingdom
(Sub-adviser)

Invesco Asset Management (Japan) Limited, 25th Floor, Shiroyama Trust Tower, 3-1, Toranomon 4-chome, Minato-ku, Tokyo 105-6025, Japan
(Sub-adviser)

Invesco Asset Management Deutschland GmbH, Bleichstrasse 60-62, Frankfurt, Germany 60313
(Sub-adviser)

Invesco Australia Limited, 333 Collins Street, Level 26, Melbourne Vic 3000, Australia
(Sub-adviser)
AIM V.I. Mid Cap Core Equity Fund	Series II	Long-term growth of capital	Invesco Aim Advisors, Inc.
11 Greenway Plaza, Suite 100
Houston, TX 77046-1184
(Investment Adviser)

AIM Funds Management Inc., 5140 Yonge Street, Suite 900, Toronto, Ontario, Canada M2N 6X7
(Sub-adviser)

Invesco Global Asset Management (N.A.), Inc., One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, GA 30309
(Sub-adviser)

Invesco Institutional (N.A.), Inc., One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, GA 30309
(Sub-adviser)

Invesco Senior Secured Management, Inc., 1166 Avenue of the Americas, New York, NY 10036
(Sub-adviser)

Invesco Hong Kong Limited, 32nd Floor, Three Pacific Place, 1 Queen's Road East, Hong Kong
(Sub-adviser)

Invesco Asset Management Limited, 30 Finsbury Square, London, EC2A 1AG, United Kingdom
(Sub-adviser)

Invesco Asset Management (Japan) Limited, 25th Floor, Shiroyama Trust Tower, 3-1, Toranomon 4-chome, Minato-ku, Tokyo 105-6025, Japan
(Sub-adviser)

Invesco Asset Management Deutschland GmbH, Bleichstrasse 60-62, Frankfurt, Germany 60313
(Sub-adviser)

Invesco Australia Limited, 333 Collins Street, Level 26, Melbourne Vic 3000, Australia
(Sub-adviser)
American Century VP Mid Cap Value Fund	Class II	Seeks long-term growth with income as a secondary objective.	American Century Investment Management, Inc. 4500 Main Street Kansas City, MO 64111-1816
American Century VP Ultra® Fund	Class II	Long-term capital growth	American Century Investment Management, Inc. 4500 Main Street Kansas City, MO 64111-1816
American Century VP Value Fund	Class II	Seeks long-term capital growth with income as a secondary objective	American Century Investment Management, Inc. 4500 Main Street Kansas City, MO 64111-1816
Dreyfus IP Technology Growth Portfolio	Service	Capital appreciation	The Dreyfus Corporation 200 Park Avenue New York, NY 10166-0039
Dreyfus VIF International Value Portfolio	Service	Long-term capital growth	The Dreyfus Corporation 200 Park Avenue New York, NY 10166-0039
Franklin Income Securities	Class II	Maximize income while maintaining prospects for capital appreciation.	Franklin Advisers, Inc. One Franklin Parkway San Mateo, CA 94403-1906
Franklin Small Cap Value Securities	Class II	Long-term total return	Franklin Advisory Services, LLC One Parker Plaza, Ninth Floor Fort Lee, NJ 07024-2920
Janus Aspen Enterprise	Service	Seeks long-term growth of capital	Janus Capital Management LLC 151 Detroit Street Denver, CO 80206-4805
Janus Aspen INTECH Risk-Managed Core	Service	Seeks long-term growth of capital	Janus Capital Management LLC 151 Detroit Street Denver, CO 80206-4805
Janus Aspen Janus Portfolio	Service	Seeks long-term growth of capital	Janus Capital Management LLC 151 Detroit Street Denver, CO 80206-4805
Legg Mason Partners Variable Aggressive Growth	Class II	Seeks capital appreciation	Legg Mason Partners Fund Advisor, LLC 620 Eighth Ave. New York, NY 10018 ClearBridge Advisors, LLC 620 Eighth Ave. New York, NY 10018 (Sub-Adviser)
Legg Mason Partners Variable Global High Yield Bond Fund	Class II	Seeks to maximize total return, consistent with the preservation of capital.	Legg Mason Partners Fund Advisor, LLC
620 Eighth Ave.
New York, NY 10018

Western Asset Management Company
385 East Colorado Boulevard
Pasadena, CA 91101
(Sub-Adviser)

Western Asset Management Company Limited
10 Exchange Square
Primrose Street
London EC2A 2EN
(Sub-Adviser)
Legg Mason Partners Variable Small Cap Growth	Class I	Seeks long-term growth of capital	Legg Mason Partners Fund Advisor, LLC 620 Eighth Ave. New York, NY 10018 ClearBridge Advisors, LLC 620 Eighth Ave. New York, NY 10018 (Sub-Adviser)
MFS® VIT Research International	Service	To seek capital appreciation	Massachusetts Financial Services Company 500 Boylston Street Boston, MA 02116-3741
MFS® VIT Total Return	Service	To seek total return	Massachusetts Financial Services Company 500 Boylston Street Boston, MA 02116-3741
MFS® VIT Utilities	Service	To seek total return	Massachusetts Financial Services Company 500 Boylston Street Boston, MA 02116-3741
Mutual Global Discovery Securities	Class II	Capital appreciation	Franklin Mutual Advisers, LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2797

Franklin Templeton Investment
Management Limited
The Adelphi Building
1-11 John Adam Street
London WC2N 6HT
(Sub-Adviser)
Neuberger Berman AMT Socially Responsive	Class S	Long-term growth of capital by investing primarily in securities of companies that meet the Fund's financial criteria and social policy.	Neuberger Berman Management LLC 605 Third Avenue, 2nd Floor New York, NY 10158-3698 (Investment Adviser) Neuberger Berman, LLC 605 Third Avenue, 2nd Floor New York, NY 10158-3698 (Sub-adviser)
Oppenheimer Core Bond Fund/VA	Service	The Fund seeks a high level of current income as its primary goal. As a secondary goal, the Fund seeks capital appreciation when consistent with its goal of high current income. The Fund invests mainly in investment grade debt securities.	OppenheimerFunds, Inc. Two World Financial Center 225 Liberty Street, 11th Floor New York, NY 10281
Oppenheimer Main Street Small Cap Fund®/VA	Service	This Fund invests in a well-diversified mix of smaller company stocks for capital appreciation potential.	OppenheimerFunds, Inc. Two World Financial Center 225 Liberty Street, 11th Floor New York, NY 10281
PIMCO VIT All Asset Portfolio	Administrative	Maximum real return consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC 840 Newport Center Drive, Suite 100 Newport Beach, CA 92660-6398
PIMCO VIT Commodity RealReturn Strategy	Administrative	Maximum real return consistent with prudent investment management.	Pacific Investment Management Company LLC 840 Newport Center Drive, Suite 100 Newport Beach, CA 92660-6398
PIMCO VIT Emerging Markets Bond	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC 840 Newport Center Drive, Suite 100 Newport Beach, CA 92660-6398
PIMCO VIT Foreign Bond (U.S. Dollar Hedged)	Administrative	Maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC 840 Newport Center Drive, Suite 100 Newport Beach, CA 92660-6398
PIMCO VIT Low Duration Portfolio	Administrative	Seeks maximum total return consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC 840 Newport Center Drive, Suite 100 Newport Beach, CA 92660-6398
PIMCO VIT Real Return Portfolio	Administrative	Maximum real return consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC 840 Newport Center Drive, Suite 100 Newport Beach, CA 92660-6398
Royce Capital Fund-- Micro-Cap Portfolio	Investment	Long-term growth of capital	Royce & Associates, LLC 745 Fifth Avenue, Suite 2400 New York, NY 10151
Rydex VT All-Cap Opportunity		Long-term capital appreciation	Rydex Investments 9601 Blackwell Road, Suite 500 Rockville, MD 20850-6478
Rydex VT All Asset Aggressive Strategy		The All Asset Aggressive Fund's objective is to primarily seek growth of capital.	Rydex Investments 9601 Blackwell Road, Suite 500 Rockville, MD 20850-6478
Rydex VT All Asset Conservative Strategy		The All Asset Conservative Fund's objective is to primarily seek preservation of capital and, secondarily, to seek long-term growth of capital.	Rydex Investments 9601 Blackwell Road, Suite 500 Rockville, MD 20850-6478
Rydex VT All Asset Moderate Strategy		The All Asset Moderate Fund's objective is to primarily seek growth of capital and, secondarily, to seek preservation of capital.	Rydex Investments 9601 Blackwell Road, Suite 500 Rockville, MD 20850-6478
Rydex VT Multi-Cap Core Equity		Long-term capital appreciation	Rydex Investments 9601 Blackwell Road, Suite 500 Rockville, MD 20850-6478
Rydex VT Multi-Hedge Strategies		Seeks to provide capital appreciation consistent with the return and risk characteristics of the hedge fund universe.	Rydex Investments 9601 Blackwell Road, Suite 500 Rockville, MD 20850-6478
SBL Fund Series A (SBL Equity)		Long-term growth of capital	Security Investors, LLC One Security Benefit Place Topeka, KS 66636-0001
SBL Fund Series B (SBL Large Cap Value)		Long-term growth of capital	Security Investors, LLC One Security Benefit Place Topeka, KS 66636-0001
SBL Fund Series C (SBL Money Market)		As high a level of current income as is consistent with preservation of capital by investing in money market securities with varying maturities.	Security Investors, LLC One Security Benefit Place Topeka, KS 66636-0001
SBL Fund Series D (SBL Global)		Long-term growth of capital	Security Investors, LLC One Security Benefit Place Topeka, KS 66636-0001 (Investment Adviser) Security Global Investors, LLC 801 Montgomery St., 2nd Floor San Francisco, CA 94113-5164 (Sub-Adviser)
SBL Fund Series E (SBL U.S. Intermediate Bond)		Current income	Security Investors, LLC One Security Benefit Place Topeka, KS 66636-0001 (Investment Adviser)
SBL Fund Series H (SBL Enhanced Index)		Outperform S&P 500 Index	Security Investors, LLC One Security Benefit Place Topeka, KS 66636-0001 (Investment Adviser) Northern Trust Investments, N.A. 50 LaSalle Street Chicago, IL 60675 (Sub-adviser)
SBL Fund Series J (SBL Mid Cap Growth)		Capital appreciation	Security Investors, LLC One Security Benefit Place Topeka, KS 66636-0001 (Investment Adviser)
SBL Fund Series N (SBL Managed Asset Allocation)		High level of total return	Security Investors, LLC One Security Benefit Place Topeka, KS 66636-0001 (Investment Adviser) T. Rowe Price Associates, Inc. 100 East Pratt Street Baltimore, MD 21202-1090 (Sub-adviser)
SBL Fund Series O (SBL All Cap Value)		Substantial dividend income and capital appreciation.	Security Investors, LLC One Security Benefit Place Topeka, KS 66636-0001 (Investment Adviser)
SBL Fund Series P (SBL High Yield)		High current income and capital appreciation as a secondary objective.	Security Investors, LLC One Security Benefit Place Topeka, KS 66636-0001 (Investment Adviser)
SBL Fund Series Q (SBL Small Cap Value)		Capital growth	Security Investors, LLC One Security Benefit Place Topeka, KS 66636-0001 (Investment Adviser)
SBL Fund Series V (SBL Mid Cap Value)		Long-term growth of capital	Security Investors, LLC One Security Benefit Place Topeka, KS 66636-0001 (Investment Adviser)
SBL Fund Series X (SBL Small Cap Growth)		Long-term growth of capital	Security Investors, LLC One Security Benefit Place Topeka, KS 66636-0001 (Investment Adviser)
SBL Fund Series Y (SBL Select 25)		Long-term growth of capital	Security Investors, LLC One Security Benefit Place Topeka, KS 66636-0001 (Investment Adviser)
SBL Fund Series Z (SBL Alpha Opportunity)	Long-term growth of capital	Security Investors, LLC
One Security Benefit Place
Topeka, KS 66636-0001
(Investment Adviser)

Security Global Investors, LLC
801 Montgomery St., 2nd Floor
San Francisco, CA 94113-5164
(Sub-Adviser)

Mainstream Investment Advisers, LLC
101 West Spring Street, Suite 401
New Albany, IN 47150-3610
(Sub-adviser)
Van Kampen LIT Comstock	Class II	Capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Van Kampen Asset Management 522 Fifth Ave. New York, NY 10036
Van Kampen LIT Government	Class II	High current return consistent with preservation of capital.	Van Kampen Asset Management 522 Fifth Ave. New York, NY 10036
Van Kampen UIF Emerging Markets Equity Portfolio	Class II	Seeks long-term capital appreciation.	Morgan Stanley Investment Management Inc. 522 Fifth Ave. New York, NY 10036
Van Kampen UIF Equity and Income Portfolio	Class II	Capital appreciation and current income.	Morgan Stanley Investment Management Inc. 522 Fifth Ave. New York, NY 10036

Please Retain This Supplement For Future Reference